Average Annual Total Returns{- Index 500 Portfolio} - 02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-10 - Index 500 Portfolio	VIP Index 500 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Index 500 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Index 500 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Index 500 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Index 500 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Index 500 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Index 500 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Index 500 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Index 500 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	18.24%	15.09%	13.78%	18.13%	14.98%	13.66%	17.95%	14.81%	13.49%	18.40%	15.22%	13.88%